Schedule IV - Reinsurance (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Life insurance in force, Gross amount		$ 42,330,000
Premiums and contract charges, Gross amount		185,875	$ 163,745	$ 158,836
Premiums and contract charges, Ceded to other companies	[1]	19,435	19,807	21,411
Premiums and contract charges, Assumed from other companies		672	652	741
Premiums and contract charges, Net amount		$ 167,112	$ 144,590	$ 138,166
Premiums and contract charges, Percentage of amount assumed to net		0.40%	0.50%	0.50%
Life insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and contract charges, Gross amount		$ 149,811	$ 146,274	$ 142,994
Premiums and contract charges, Ceded to other companies	[1]	18,316	18,584	20,251
Premiums and contract charges, Assumed from other companies		672	652	741
Premiums and contract charges, Net amount		$ 132,167	$ 128,342	$ 123,484
Premiums and contract charges, Percentage of amount assumed to net		0.50%	0.50%	0.60%
Accident and health insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and contract charges, Gross amount		$ 36,064	$ 17,471	$ 15,842
Premiums and contract charges, Ceded to other companies	[1]	1,119	1,223	1,160
Premiums and contract charges, Net amount		34,945	16,248	14,682
Life Insurances In Force
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Life insurance in force, Gross amount		41,866,862	41,053,412	40,103,353
Life insurance in force, Ceded to other companies	[1]	9,142,525	9,300,738	9,581,863
Life insurance in force, Assumed from other companies		467,937	480,632	511,360
Life insurance in force, Net amount		$ 33,192,274	$ 32,233,306	$ 31,032,850
Life insurance in force, Percentage of amount assumed to net		1.40%	1.50%	1.60%

[1]	No reinsurance or coinsurance income was netted against premiums ceded in 2017, 2016 or 2015.